RELATED PARTIES	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Related Party Transactions [Abstract]
RELATED PARTIES

4. RELATED PARTIES

At March 31, 2024 and September 30, 2023, the Company had amounts due to related parties of $25,000 and $35,000, respectively. The amounts due at March 31, 2024 and September 30, 2023 corresponded to unpaid amounts due to officers and directors for services rendered during the six months ended March 31, 2024 and during the year ended September 30, 2023. The aggregate compensation paid, or payable, to officers and directors during the three months ended March 31, 2024 and 2023 were $105,000 and $115,000, respectively, and during the six months ended March 31, 2024 and 2023 were $290,000 and $205,000, respectively, which are included in the condensed consolidated statements of operations under general and administrative expenses.

NANO NUCLEAR ENERGY INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

As of March 31, 2024

(Unaudited)

4. RELATED PARTIES

At September 30, 2023 and September 30, 2022 the Company had amounts due to related parties of $35,000 and $35,000, respectively. These amounts corresponded to unpaid amounts due to officers and directors for services rendered during the year ended September 30, 2023 and for the period from Inception through September 30, 2022. During the year ended September 30, 2023, the Company incurred consulting fees of $225,000 to its President and Chairman, $90,000 to its Chief Executive Officer, $90,000 to its Chief Financial Officer, $25,000 to its Chief Policy Officer, and incurred total directors’ fees of $25,000 to three independent directors, which was included in the consolidated statement of operation under general and administrative expenses. During the period from Inception through September 30, 2022, the Company incurred consulting fees of $80,000 to its President and Chairman, $15,000 to its Chief Executive Officer, $30,000 to its Chief Financial Officer, $10,000 to its Chief Policy Officer, and incurred directors’ fees of $5,000 to one independent director, which is included in the consolidated statements of operations under general and administrative expenses.